Critical accounting judgements and key sources of estimation uncertainty - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 4,120	£ 4,042
Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,416	3,560
Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,744	3,819
Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	4,423	4,330
Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	6,450	5,291
UK mortgages | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	837	837
UK mortgages | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	462	637
UK mortgages | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	610	723
UK mortgages | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	980	967
UK mortgages | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	2,213	1,386
Credit cards | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	629	521
Credit cards | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	546	442
Credit cards | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	597	500
Credit cards | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	686	569
Credit cards | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	804	672
Other Retail | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	997	908
Other Retail | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	949	844
Other Retail | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	981	892
Other Retail | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,029	947
Other Retail | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,093	1,034
Commercial Banking | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,411	1,333
Commercial Banking | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,215	1,196
Commercial Banking | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,310	1,261
Commercial Banking | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,482	1,403
Commercial Banking | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	2,093	1,753
Other | Probability-weighted
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	246	443
Other | Upside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	244	441
Other | Base case
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	246	443
Other | Downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	246	444
Other | Severe downside
Schedule Of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 247	£ 446